Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss)
For the year ended December 31, 2017, changes in Accumulated other comprehensive income (loss), net of tax, were as follows:

(In thousands)	Foreign currency translation	Unrealized gain (loss) in Accumulated OCI	Total
Balance at December 31, 2016	$(28,128)	$1,119	$(27,009)
Other comprehensive income (loss) before reclassifications	22,724	3,790	26,514
Reclassification adjustments for losses included in net loss, net of tax	—	(33)	(33)
Net other comprehensive income (loss)	22,724	3,757	26,481
Balance at December 31, 2017	$(5,404)	$4,876	$(528)

Amounts reclassified from Accumulated other comprehensive income (loss) for the year ended December 31, 2017 includes an other-than-temporary impairment charge on our investment in Xenetic as discussed in Note 4. Amounts reclassified for our available for sale investments were based on the specific identification method.

For the year ended December 31, 2016, changes in Accumulated other comprehensive income, net of tax, were as follows:

(In thousands)	Foreign currency translation	Unrealized gain (loss) in Accumulated OCI	Total
Balance at December 31, 2015	$(23,174)	$637	$(22,537)
Other comprehensive income (loss) before reclassifications	(4,954)	(3,811)	(8,765)
Reclassification adjustments for losses included in net loss, net of tax	—	4,293	4,293
Net other comprehensive income (loss)	(4,954)	482	(4,472)
Balance at December 31, 2016	$(28,128)	$1,119	$(27,009)

Amounts reclassified from Accumulated other comprehensive income (loss) for the year ended December 31, 2016 includes an other-than-temporary impairment charges on our investments in Xenetic, ARNO and RXi as discussed in Note 4. Amounts reclassified for our available for sale investments were based on the specific identification method.